Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The accompanying condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) for interim financial information (Accounting Standards Codification ("ASC") 270, Interim Reporting) and with the instructions to Form 10‑Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information necessary for a full presentation of financial position, results of operations, and cash flows in conformity with GAAP. Operating results for interim periods are not necessarily indicative of results that may be expected for the fiscal year as a whole. In the opinion of management, the condensed consolidated financial statements reflect all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation of the results of the Company for the periods presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. These interim financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in our Form 10-K for the year ended December 31, 2023. The results of operations for the period ended September 30, 2024, are not necessarily indicative of the operating results that may be expected for a full year. The consolidated balance sheet as of December 31, 2023, contains financial information taken from the audited Company consolidated financial statements as of that date.

All intercompany balances were eliminated upon consolidation.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”). All intercompany balances were eliminated upon consolidation. Operating results for the year ended December 31, 2023, are not necessarily indicative of results to be expected for any future year.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include determination of the fair value of common stock and related stock-based compensation, warrants to purchase common stock underlying shares of Series B Preferred Stock and public offering common stock, and estimating services incurred by third-party service providers used to recognize research and development expense.

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include determination of the fair value of common stock and related stock-based compensation, warrants to purchase common stock underlying shares of Series B Preferred Stock and public offering common stock, and estimating services incurred by third-party service providers used to recognize research and development expense.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentrations of Credit Risk and Other Uncertainties—Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents. Substantially all of the Company’s cash and cash equivalents were deposited in accounts at a small number of national financial institutions. Account balances may at times exceed federally insured limits. The Company has not incurred losses related to these cash and cash equivalents deposited at financial institutions and management believes that the Company is not exposed to significant credit risk due to the financial strength of the depository institutions in which the cash is held.

The Company is subject to certain risks and uncertainties from changes in any of the following areas that the Company believes could have a material adverse effect on future financial position or results of operations: the ability to obtain regulatory approval and market acceptance of, and reimbursement for, the Company’s product candidates; the performance of third-party clinical research organizations and manufacturers; protection of the intellectual property; litigation or claims against the Company based on intellectual property, patent, product, regulatory or other factors; the Company’s ability to attract and retain employees necessary to support commercial success; and changes in the industry or customer requirements including the emergence of competitive products with new capabilities.

Concentrations of Credit Risk and Other Uncertainties—Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents. Substantially all of the Company’s cash and cash equivalents were deposited in accounts at a small number of national financial institutions. Account balances may at times exceed federally-insured limits. The Company has not incurred losses related to these cash and cash equivalents deposited at financial institutions and management believes that the Company is not exposed to significant credit risk due to the financial strength of the depository institutions in which the cash is held.

The Company is subject to certain risks and uncertainties from changes in any of the following areas that the Company believes could have a material adverse effect on future financial position or results of operations: the ability to obtain regulatory approval and market acceptance of, and reimbursement for, the Company’s product candidates; the performance of third-party clinical research organizations and manufacturers; protection of the intellectual property; litigation or claims against the Company based on intellectual property, patent, product, regulatory or other factors; the Company’s ability to attract and retain employees necessary to support commercial success; and changes in the industry or customer requirements including the emergence of competitive products with new capabilities.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment—Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets ranging from 1 to 8 years. Major replacements and improvements are capitalized as leasehold improvements, while general repairs and maintenance are expensed as incurred. Estimated useful lives of leasehold improvements are the shorter of the remaining lease term or the estimated useful economic life of the specific asset.

Property and Equipment—Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets ranging from 1 to 8 years. Major replacements and improvements are capitalized as leasehold improvements, while general repairs and maintenance are expensed as incurred. Estimated useful lives of leasehold improvements are the shorter of the remaining lease term or the estimated useful economic life of the specific asset.

Asset Description	Estimated Lives
Laboratory Equipment	3 - 8
Leasehold Improvements	1 - 7
Office Furniture, Fixtures, and Equipment	5
Software	3 - 5

Internal Use Software, Policy [Policy Text Block]

Internal Use Software Development Costs—The Company capitalizes certain costs incurred to develop internal use software. All costs incurred that relate to planning and post-implementation phases of development are expensed as incurred. Costs incurred in the development and implementation phases are capitalized and amortized over the estimated life of the software, generally five years. The Company capitalized software development costs of approximately $91,500 and $107,000 for the years ended December 31, 2023 and 2022, respectively, which are recorded in property and equipment.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-Lived Assets—The Company reviews its long-lived assets, including property and equipment, for impairment indicators. If indicators are noted, the Company compares the carrying amount of the asset to its estimated undiscounted cash flows. If the carrying amount exceeds its estimated undiscounted cash flows, an impairment loss is recognized to adjust the long-lived asset to fair value. There have been no impairment losses on the Company’s long-lived assets since inception.

Impairment of Long-Lived Assets—The Company reviews its long-lived assets, including property and equipment, for impairment indicators. If indicators are noted, the Company compares the carrying amount of the asset to its estimated undiscounted cash flows. If the carrying amount exceeds its estimated undiscounted cash flows, an impairment loss is recognized to adjust the long-lived asset to fair value. There have been no impairment losses on the Company’s long-lived assets since inception.

Comprehensive Income, Policy [Policy Text Block]

Comprehensive Loss—Comprehensive loss includes net loss as well as other changes in stockholders’ equity that result from transactions and economic events other than those with stockholders. For all periods presented, there was no difference between net loss and comprehensive loss.

Income Tax, Policy [Policy Text Block]

Income Taxes—The Company files federal and state income tax returns, utilizing the accrual basis of accounting. Income taxes are provided for the tax effects of transactions reported in the condensed consolidated financial statements and consist of taxes currently due and deferred taxes. Certain transactions of the Company may be subject to accounting methods for income tax purposes, which differ from the accounting methods used in preparing these condensed consolidated financial statements in accordance with GAAP. Accordingly, the net income or loss of the Company reported for income tax purposes may differ from the balances reported for those same items in the accompanying condensed consolidated financial statements.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which such temporary differences are expected to be recovered or settled. The Company records valuation allowances to reduce deferred income tax assets to the amount that is more likely than not to be realized.

The Company records uncertain tax positions in accordance with Accounting Standard Codification (“ASC 740”), Income Taxes, on the basis of a two-step process in which (1) the Company determines whether it is more-likely-than-not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying condensed consolidated statements of operations. No such interest or penalties were recognized during the   nine months ended September 30, 2024 or 2023.

Income Taxes—The Company files federal and state income tax returns, utilizing the accrual basis of accounting. Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due and deferred taxes. Certain transactions of the Company may be subject to accounting methods for income tax purposes, which differ from the accounting methods used in preparing these consolidated financial statements in accordance with GAAP. Accordingly, the net income or loss of the Company reported for income tax purposes may differ from the balances reported for those same items in the accompanying consolidated financial statements.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which such temporary differences are expected to be recovered or settled. The Company records valuation allowances to reduce deferred income tax assets to the amount that is more likely than not to be realized.

The Company records uncertain tax positions in accordance with Accounting Standard Codification (“ASC”) 740, Income Taxes, on the basis of a two-step process in which (1) the Company determines whether it is more-likely-than-not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statements of operations. No such interest or penalties were recognized during the years ended December 31, 2023 and 2022.

Research and Development Expense, Policy [Policy Text Block]

Research and Development Expense—The Company expenses research and development costs as incurred. Research and development expenses include personnel and personnel-related costs, costs associated with the Company’s pre-clinical development activities including costs of outside consultants and contractors, the submission and maintenance of regulatory filings, equipment and supplies used in developing products prior to market approval and an allocation of certain overhead costs such as facility and related expenses.

The Company accrues and expenses costs of services provided by contract research organizations in connection with preclinical studies and contract manufacturing organizations engaged to manufacture clinical trial material, costs of licensing technology, and costs of services provided by research organizations and service providers. Upfront payments and milestone payments made for the licensing of technology are expensed as research and development in the period in which they are incurred if the technology is not expected to have any alternative future uses other than the specific research and development project for which it was intended. Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. The prepaid amounts are expensed as the related goods are delivered or the services are performed rather than when the payment is made.

Research and Development Expense—The Company expenses research and development costs as incurred. Research and development expenses include personnel and personnel-related costs, costs associated with the Company’s pre-clinical development activities including costs of outside consultants and contractors, the submission and maintenance of regulatory filings, equipment and supplies used in developing products prior to market approval and an allocation of certain overhead costs such as facility and related expenses.

The Company accrues and expenses costs of services provided by contract research organizations in connection with preclinical studies and contract manufacturing organizations engaged to manufacture clinical trial material, costs of licensing technology, and costs of services provided by research organizations and service providers. Upfront payments and milestone payments made for the licensing of technology are expensed as research and development in the period in which they are incurred if the technology is not expected to have any alternative future uses other than the specific research and development project for which it was intended. Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. The prepaid amounts are expensed as the related goods are delivered or the services are performed rather than when the payment is made.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value Measurements— The carrying value of our cash and cash equivalents, prepaid expenses and other current assets, accounts payable, accrued expenses, other current liabilities and debt approximate their fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In estimating the fair value of an asset or a liability, we take into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

We account for financial instruments in accordance with Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures. ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2—Quoted prices in non-active markets or in active markets for similar assets or liabilities, observable inputs other than quoted prices, and inputs that are not directly observable but are corroborated by observable market data.

Level 3—Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

There were no changes in the fair value hierarchy leveling during the years ended December 31, 2023 or 2022.

Nonvested Stock Options and Restricted Stock Units [Policy Text Block]

Nonvested Stock Options, Restricted Stock Units and Awards—Pursuant to the Company’s 2017 Stock Incentive Plan (the “2017 Plan”) and the Omnibus 2021 Equity Incentive Plan (the “2021 Plan”), the Company has the ability to issue a variety of share-based payments and incentives to board members, employees, and non-employees through grants of nonvested stock options, restricted stock units (“RSUs”) and restricted stock awards (“RSAs”).

The vesting conditions for stock options and RSUs include annual and monthly vesting. Annual vesting conditions are for three years or more. Monthly vesting conditions range from 10 to 48 months. When nonvested options are vested, they become exercisable over a 10-year period from grant date.

The vesting conditions for RSAs include cliff vesting conditions. Certain RSUs vest with a range of 6 to 12 months. When RSUs vest, they are released to the grantee within sixty days.

Nonvested Stock Options and Restricted Stock Units—Pursuant to the Company’s 2017 Stock Incentive Plan (the “2017 Plan”) and the Omnibus 2021 Equity Incentive Plan (the “2021 Plan”), the Company has the ability to issue a variety of share-based payments and incentives to board members, employees, and non-employees through grants of nonvested stock options and restricted stock units (“RSUs”).

The vesting conditions for stock options and RSUs include annual and monthly vesting. Annual vesting conditions are for four years. Monthly vesting conditions range from 10 to 48 months. When nonvested options are vested, they become exercisable over a 10-year period from grant date.

The vesting conditions for RSUs include cliff vesting conditions. Certain RSUs vest with a range of 6 to 12 months following the expiration of employee lock-up agreements. Certain RSUs vest based on the later of achievement of key milestones or the expiration of employee lock-up agreements. When nonvested RSUs are vested, they are released to the grantee within sixty days.

Share-Based Payment Arrangement [Policy Text Block]

Stock-Based Compensation—The Company records stock compensation expense related to the 2017 Equity Incentive Plan (the “2017 Plan”) and the Omnibus 2021 Equity Incentive Plan (the “2021 Plan”) in accordance with ASC 718, Compensation—Stock Compensation. The Company measures and recognizes stock compensation expense for all stock‑based awards, including stock options, based on estimated fair values recognized using cliff vesting or the straight‑line method over the requisite service period. The fair value of stock options is estimated on the grant date using the Black‑Scholes option‑valuation model (the “Black‑Scholes model”). The calculation of stock‑based compensation expense requires that the Company make assumptions and judgments about the variables used in the Black‑Scholes model, including the fair value of the Company’s common stock, expected term, expected volatility of the underlying common stock, and risk‑free interest rate. Forfeitures are accounted for when they occur.

The Company estimates the grant date fair value of stock options using the Black‑Scholes model and the assumptions used to value such stock options are determined as follows:

Expected Term. The expected term represents the period that the Company’s stock options are expected to be outstanding. Due to limitations on the sale or transfer of the Company’s common stock under the lock-up agreements and market standoff components of the stock option agreements, the Company does not believe its historical exercise pattern is indicative of the pattern it will experience after restricted periods expire. The Company uses the simplified method to calculate the expected term, which is the average of the contractual term and vesting period.

Risk‑Free Interest Rate. The Company bases the risk‑free interest rate used in the Black‑Scholes model on the implied yield available on U.S. Treasury zero‑coupon issues with a term equivalent to that of the expected term of the stock options for each stock option group.

Volatility. The Company determines the price volatility based on the historical volatilities of industry peers as it has limited trading history for its common stock price. The Company intends to continue to consistently apply this process using the same or a similar peer group of public companies, until a sufficient amount of historical information regarding the volatility of its own common stock price becomes available, or unless circumstances change such that the identified peer companies are no longer similar, in which case other suitable peer companies whose common stock prices are publicly available would be utilized in the calculation.

Dividend Yield. The expected dividend assumption is based on the Company’s current expectations about its anticipated dividend policy. To date, the Company has not declared any dividends and, therefore, the Company has used an expected dividend yield of zero.

Common Stock Valuations. The closing price listed on the OTCQB Capital Market or previously the NASDAQ Capital Market for the Company’s common stock on the date of the grant is used as the common stock valuation.

Stock-Based Compensation—The Company records stock compensation expense related to the 2017 Equity Incentive Plan (the “2017 Plan”) and the Omnibus 2021 Equity Incentive Plan (the “2021 Plan”) in accordance with ASC 718, Compensation—Stock Compensation. The Company measures and recognizes stock compensation expense for all stock-based awards, including stock options, based on estimated fair values recognized using cliff vesting or the straight-line method over the requisite service period. The fair value of stock options is estimated on the grant date using the Black-Scholes option-valuation model (the “Black-Scholes model”). The calculation of stock-based compensation expense requires that the Company make assumptions and judgments about the variables used in the Black-Scholes model, including the fair value of the Company’s common stock, expected term, expected volatility of the underlying common stock, and risk-free interest rate. Forfeitures are accounted for when they occur.

The Company estimates the grant date fair value of stock options using the Black Scholes model and the assumptions used to value such stock options are determined as follows:

Expected Term. The expected term represents the period that the Company’s stock options are expected to be outstanding. Due to limitations on the sale or transfer of the Company’s common stock under the lock-up agreements and market standoff components of the stock option agreements, the Company does not believe its historical exercise pattern is indicative of the pattern it will experience after restricted periods expire. The Company uses the simplified method to calculate the expected term, which is the average of the contractual term and vesting period.

Risk‑Free Interest Rate. The Company bases the risk-free interest rate used in the Black Scholes model on the implied yield available on U.S. Treasury zero coupon issues with a term equivalent to that of the expected term of the stock options for each stock option group.

Volatility. The Company determines the price volatility based on the historical volatilities of industry peers as it has limited trading history for its common stock price. The Company intends to continue to consistently apply this process using the same or a similar peer group of public companies, until a sufficient amount of historical information regarding the volatility of its own common stock price becomes available, or unless circumstances change such that the identified peer companies are no longer similar, in which case other suitable peer companies whose common stock prices are publicly available would be utilized in the calculation.

Dividend Yield. The expected dividend assumption is based on the Company’s current expectations about its anticipated dividend policy. To date, the Company has not declared any dividends and, therefore, the Company has used an expected dividend yield of zero.

Common Stock Valuations. The closing price listed on the OTCQB Capital Market or previously the NASDAQ Capital Market for the Company’s common stock on the date of the grant is used as the common stock valuation.

Valuation of Warrants Underlying Shares From Common Stock Offerings Policy [Policy Text Block]

Warrants Underlying Shares from common stock offerings—The Company records warrants to purchase shares of common stock underlying shares of common stock offerings in accordance with ASC 470, Debt with conversion and other options. The fair value of the warrants were estimated on the offering dates using the Black-Scholes option- valuation model. The calculation of warrants requires that we make assumptions and judgments about the variables used in the Black-Scholes option-valuation model, including the fair value of our common stock, expected term, expected volatility of the underlying common stock, risk-free interest rate, and exercise price.

The Company estimated the fair value of warrants underlying shares of offering common stock using the Black-Scholes option-valuation model and the assumptions used to value such warrants are determined as follows:

Expected Term. The expected term represents the period that warrants are expected to be outstanding. The expected term was calculated by taking the average of the vesting period and contract period.

Risk-Free Interest Rate. The Company based the risk-free interest rate used in the Black-Scholes option-valuation model on the implied yield available on U.S. Treasury zero-coupon issues with a term equivalent to that of the expected term of the warrants.

Volatility. The Company determined the price volatility based on the historical volatilities of industry peers as the Company had one day of trading history as of the IPO date. The Company intends to continue to consistently apply this process using the same or a similar peer group of public companies, until a sufficient amount of historical information regarding the volatility of the Company’s common stock price becomes available, or unless circumstances change such that the identified peer companies are no longer similar, in which case other suitable peer companies whose common stock prices are publicly available would be utilized in the calculation.

Dividend Yield. The expected dividend assumption is based on current expectations about anticipated dividend policy. To date, the Company has not declared any dividends and, therefore, it used an expected dividend yield of zero.

Common Stock Valuations. The fair value of common stock when the warrants were issued is equal to the IPO common stock issuance price of $12.00 per share, and July 2021 offering issuance price of $5.00 per share.

Exercise Price. The representative warrants’ exercise price to purchase common stock is $15.00 per share, and $6.25 per share for the IPO common stock issuance and July 2021 offering issuance, respectively.

Segment Reporting, Policy [Policy Text Block]	Segment Data—The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions.	Segment Data—The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions.
New Accounting Pronouncements, Policy [Policy Text Block]

Recently Issued Accounting Pronouncements—From time to time, Accounting Standards Updates (“ASU”) are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies and adopted by the Company as of the specified effective date.

Accounting Standards Not Yet Adopted

Segments. In November 2023, the FASB issued ASU No. 2023-07, “Improvements to Reportable Segment Disclosures (Topic 280)”. ASU 2023-07 modifies reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses categorized as significant or regularly provided to the Chief Operating Decision Maker (CODM). In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, and contain other disclosure requirements. The purpose of the amendments is to enable investors to better understand an entity’s overall performance and assess potential future cash flows. This ASU is effective for annual periods beginning after December 15, 2023, and interim periods within annual periods beginning after December 15, 2024, with early adoption permitted. The Company currently operates as one reportable segment and does not believe there will be a material impact on the related disclosures in the consolidated financial statements.

Income Taxes. In December 2023, the FASB issued ASU No. 2023-09, “Improvements to Income Tax Disclosures (Topic 740)”. ASU 2023-09 requires enhanced disclosures on income taxes paid, adds disaggregation of continuing operations before income taxes between foreign and domestic earnings and defines specific categories for the reconciliation of jurisdictional tax rate to effective tax rate. This ASU is effective for fiscal years beginning after December 15, 2024, and can be applied on a prospective basis. The Company is currently evaluating the impact this new standard will have on the related disclosures in the consolidated financial statements.

Recently Issued Accounting Pronouncements—From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s financial position, results of operations, or cash flows upon adoption.

In February 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842), which requires lessees to recognize the following for all leases (with the exception of short-term leases) at the commencement date: a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. In July 2018, the FASB issued ASU 2018-11 to amend certain aspects of Topic 842. These amendments provide entities with an additional (and optional) transition method to adopt Topic 842. Under this transition method, an entity initially applies the transition requirements in Topic 842 at that Topic’s effective date with the effects of initially applying Topic 842 recognized as a cumulative effect adjustment to the opening balance of retained earnings (or other components of equity or net assets, as appropriate) in the period of adoption. On October 16, 2019, the FASB changed the effective date of this standard applicable to the Company as an emerging growth company to January 1, 2022. Accordingly, Topic 842 is effective for the Company beginning in the first quarter of 2022. The Company notes that adopting the new standard resulted in recording a lease liability and right-of-use asset associated with the Company’s facility lease agreement and subsequent amendments thereto totaling $2,232,700, as of January 1, 2022.

In March 2020, the FASB issued ASU 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” The ASU, including subsequently issued updates, offers temporary optional expedients and exceptions for applying U.S. GAAP to modifications to agreements such as loans, debt securities, derivatives, and borrowings which reference LIBOR or another reference rate that will partially discontinue after December 31, 2021 and fully cease by June 30, 2023. The expedients and exceptions provided by the standard do not apply to modifications made and hedging relationships entered into or evaluated after that, except for hedging relationships existing as of the phase-out date that an entity has elected certain optional expedients for and are retained through the end of the hedging relationship. The ASU is effective until the replacement for LIBOR is completed. The interest rate on the Company’s senior secured convertible promissory note is determined by the investor and does not fluctuate with LIBOR. As such, the Company’s adoption of this standard in fiscal year 2023 did not have a significant impact on the consolidated financial statements and related disclosures.

In November 2023, the FASB issued ASU 2023-07, “Improvements to Reportable Segment Disclosures (Topic 280)”. ASU 2023-07 modifies reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses categorized as significant or regularly provided to the Chief Operating Decision Maker (CODM). In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, and contain other disclosure requirements. The purpose of the amendments is to enable investors to better understand an entity’s overall performance and assess potential future cash flows. This ASU is effective for annual periods beginning after December 15, 2023, and interim periods within annual periods beginning after December 15, 2024, with early adoption permitted. The Company currently operates as one reportable segment and does not believe there will be a material impact on the related disclosures in the consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, “Improvements to Income Tax Disclosures (Topic 740)”. ASU 2023-09 requires enhanced disclosures on income taxes paid, adds disaggregation of continuing operations before income taxes between foreign and domestic earnings and defines specific categories for the reconciliation of jurisdictional tax rate to effective tax rate. This ASU is effective for fiscal years beginning after December 15, 2024, and can be applied on a prospective basis. The Company is currently evaluating the impact this new standard will have on the related disclosures in the consolidated financial statements.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

Restricted Cash— Restricted cash of $132 thousand and zero as of September 30, 2024 and December 31, 2023, respectively, consists primarily of bank deposits that collateralize our obligations to vendors.